UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2017

		Fair
Common Stock - 23.4%	Shares	Value
General Partners - 10.5%
United States - 10.5%
Enlink Midstream, LLC	179,550	$3,447,360
ONEOK, Inc.	48,086	2,599,048
Williams Companies, Inc.	195,900	5,551,806
		11,598,214
Large Cap Diversified - 2.5%
United States - 2.5%
Kinder Morgan, Inc.	127,600	2,719,156

Natural Gas Gatherers & Processors - 6.9%
United States - 6.9%
Targa Resources Corporation	135,500	7,655,750

Oil & Gas Storage & Transportation - 3.5%
United States - 3.5%
Semgroup Corporation	109,349	3,843,618
Total Common Stocks (Cost $21,101,262)		$25,816,738

MLP Investments and Related Companies - 127.4%
Crude Oil & Refined Products - 28.1%
United States - 28.1%
Buckeye Partners, L.P.	58,400	$4,024,928
Enbridge Energy Management, LLC(2)	2	37
Genesis Energy, L.P.	99,300	3,360,312
MPLX, L.P.	184,934	6,881,394
NuStar Energy, L.P.	46,650	2,436,996
Phillips 66 Partners, L.P.	97,150	5,404,455
Shell Midstream Partners, L.P.	88,800	2,909,088
Sunoco Logistics Partners, L.P.	242,300	6,137,459
		31,154,669
General Partners - 9.1%
United States - 9.1%
Energy Transfer Equity, L.P.	283,150	5,334,546
Energy Transfer Equity, L.P.(3)	50,000	927,500
Plains GP Holdings, L.P.	116,167	3,818,409
		10,080,455
General Partnerships - 1.5%
United States - 1.5%
Western Gas Equity Partners, L.P.	37,300	1,710,205

Large Cap Diversified - 37.9%
United States - 37.9%
Energy Transfer Partners, L.P.	272,839	10,316,043
Enterprise Products Partners, L.P.	287,700	8,064,231

Magellan Midstream Partners, L.P.	66,000	5,115,660
ONEOK Partners, L.P.	98,700	5,169,906
Plains All American Pipeline, L.P.	139,650	4,479,972
Williams Partners, L.P.	218,800	8,817,640
		41,963,452
Natural Gas Gatherers & Processors - 29.7%
United States - 29.7%
American Midstream Partners, L.P.	116,400	1,844,940
Antero Midstream Partners, L.P.	96,700	3,316,810
DCP Midstream, L.P.	136,200	5,339,040
Enable Midstream Partners, L.P.	225,950	3,687,504
Enlink Midstream Partners, L.P.	300,550	5,626,296
Rice Midstream Partners, L.P.(4)	49,900	1,228,039
Rice Midstream Partners, L.P.	159,002	3,913,039
Western Gas Partners, L.P.	127,600	7,932,892
		32,888,560

Natural Gas Transportation & Storage - 15.4%
United States - 15.4%
Dominion Midstream Partners, L.P.	149,723	4,633,927
EQT Midstream Partners, L.P.	58,000	4,571,560
Spectra Energy Partners, L.P.	69,200	3,095,316
Tallgrass Energy Partners, L.P.	89,850	4,803,381
		17,104,184
Propane - 4.0%
United States - 4.0%
NGL Energy Partners, L.P.	201,201	4,466,662

Shipping - 1.7%
Republic of the Marshall Islands - 1.7%
GasLog Partners, L.P.	80,900	1,925,420
Total MLP Investments and Related Companies (Cost $130,735,441)		$141,293,607

Short-Term Investments - Investment Companies - 2.0%
United States - 2.0%
Fidelity Government Portfolio Fund - Institutional Class, 0.49%(5)	562,166	$562,166
First American Prime Obligations Fund - Class Z, 0.45%(5)	562,166	562,166
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.51%(5)	562,167	562,167
STIT-Government & Agency Portfolio, 0.52%(5)	562,167	562,167
Total Short-Term Investments - Investment Companies (Cost $2,248,666)		$2,248,666

Total Investments - 152.8% (Cost $154,085,369)		$169,359,011
Liabilities in Excess of Other Assets - (52.8%)		(58,489,936)
Net Assets Applicable to Common Stockholders - 100.0%		$110,869,075

SCHEDULE OF WRITTEN OPTIONS - 0.0%
United States - 0.0%	Contracts
Magellan Midstream Partners, L.P.
Expiration: March 2017, Exercise Price $82.50	(100)	$(500)
ONEOK, Inc.
Expiration: March 2017, Exercise Price $57.00	(200)	(10,600)

Targa Resources Corporation
Expiration: March 2017, Exercise Price $62.50	(100)	(1,000)
Western Gas Partners, L.P.
Expiration: March 2017, Exercise Price $70.00	(150)	(3,375)
Williams Partners, L.P.
Expiration: March 2017, Exercise Price $42.50	(100)	(1,300)

Total Written Options (Proceeds $21,771)		$(16,775)

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended February 28, 2017. As such, it is classified as a non-income producing security as of February 28, 2017.
(3)
Restricted security.  Fair valued by the Adviser using the Fund's valuation prodecures and subsequently ratified by the Board of Trustees.  The position was acquired on January 6, 2017 at $900,000 and the fair value accounted for 0.84% of the Fund's net assets as of February 28, 2017.

(4)
Restricted security.  Fair valued by the Adviser using the Fund's valuation prodecures and subsequently ratified by the Board of Trustees.  The position was acquired on October 7, 2016 at $1,072,850 and the fair value accounted for 1.11% of the Fund's net assets as of February 28, 2017.

(5)	Rate reported is the current yield as of February 28, 2017.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

Cost of investments	$140,094,652
Gross unrealized appreciation	31,685,976
Gross unrealized depreciation	(342,858)
Net unrealized appreciation	$31,343,118

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2017	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$25,816,738	$25,816,738	$-	$-
Master Limited Partnerships and Related Companies (a)	141,293,607	139,138,068	2,155,539	-
Total Equity Securities	167,110,345	164,954,806	2,155,539	-
Other Short Term Investments (a)	2,248,666	2,248,666	-	-
Total Other	2,248,666	2,248,666	-	-
Total Assets	$169,359,011	$167,203,472	$2,155,539	$-
Liabilities Written Options	$16,775	$16,775	$-	$-
Total Liabilities	$16,775	$16,775	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2017.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 28, 2017.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

There were no transactions in purchased options during the period ended February 28, 2017.

Transactions in written options contracts for the period ended February 28, 2017, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2016	-	$-
Options written	1,010	32,866
Options covered	-	-
Options expired	(360)	(11,095)
Options exercised	-	-
Outstanding at February 28, 2017	650	$21,771

The average monthly fair value of written options during the period ended February 28, 2017 was $9,092.

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2017:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$-	$11,095	$11,095

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$-	$4,996	$-

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)  /s/ Jerry V. Swank
  Jerry V. Swank, President & Chief Executive Officer

Date  April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jerry V. Swank
  Jerry V. Swank, President & Chief Executive Officer

Date  April 28, 2017

By (Signature and Title)  /s/ John H. Alban
  John H. Alban, Treasurer & Chief Financial Officer

Date  April 28, 2017